Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	9 years	10 years
Future benefit payments from defined benefit plans	€ 3,059	€ 2,803
Percentage of payments due over five years	72.00%	73.00%
Percentage of payments related to domestic plans	57.00%	58.00%